Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,003,000
Previously Paid Amount	0.00
Total Fee Amount	138.51
Total Offset Amount	0.00
Net Fee	138.51
Narrative - Max Aggregate Offering Price	$ 1,003,000
Final Prospectus	true